Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

21.          Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of pharmaceutical distribution, retail pharmacy and manufacturing sectors and operating results of the Company.  The Company has determined that it has three operating segments as defined by FASB ASC 280, “Segments Reporting” Pharmaceutical distribution, retail pharmacy and manufacturing.

	Three Months Ended
	March 31,
Sales revenue	2012	2011
Pharmaceutical distribution	$53,261,798	$43,251,171
Retail pharmacy	13,989,978	12,549,357
Manufacturing	3,993,583	2,802,712
	$71,245,359	$58,603,240

	Three Months Ended
	March 31,
Operating income	2012	2011
Pharmaceutical distribution	$7,877,243	$6,559,081
Retail pharmacy	2,476,180	1,788,156
Manufacturing	1,918,100	1,470,641
	$12,271,523	$9,817,878

	Three Months Ended
	March 31,
Depreciation and amortization expenses	2012	2011
Pharmaceutical distribution	$181,384	$169,759
Retail pharmacy	77,664	43,394
Manufacturing	144,166	151,328
	$403,214	$364,481

	March 31,	December 31,
Assets	2012	2011
Pharmaceutical distribution	$198,242,625	$164,525,782
Retail pharmacy	16,575,106	21,748,464
Manufacturing	21,324,208	19,389,356
	$236,141,939	$205,663,602

A reconciliation is provided for unallocated amounts relating to corporate operations which is not included in the segment information.

	Three months ended
	March 31,
	2012	2011

Total consolidated revenue	$71,245,359	$58,603,240

Total profit for reportable segments	$12,271,523	$9,817,878
Unallocated amounts relating to operations:
Change in fair value of warrant liabilities	(42,724)	275,382
Interest income	5,432	-
Other income	97,529	-
Share-based compensation	(139,440)	(568,523)
Finance costs	(203)	(431)
Other general expenses	(154,439)	(787,038)
Income before income taxes	$12,037,678	$8,737,268

	March 31,	December 31,
Assets	2012	2011
Total assets for reportable segments	$236,141,939	$205,663,602
Cash and cash equivalents	5,203,822	6,918,847
Total	$241,345,761	$212,582,449

All of the Company’s long-lived assets and revenues classified based on the customers are located in the PRC.

24.           Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews the operating results solely by monthly net sales of pharmaceutical distribution, retail pharmacy and manufacturing segments and the operating results of the Company. As such, the Company has determined that the Company has three operating segments as defined by FASB ASC 280, “Segments Reporting”: Pharmaceutical distribution, retail pharmacy and manufacturing.

	Year ended December 31,
	2011	2010

Sales revenue
Pharmaceutical distribution	$190,662,940	$145,390,262
Retail pharmacy	53,266,572	44,593,533
Manufacturing	13,557,626	10,829,465

	$257,487,138	$200,813,260

	Year ended December 31,
	2011	2010

Operating income
Pharmaceutical distribution	$28,895,330	$23,085,979
Retail pharmacy	9,480,261	8,860,674
Manufacturing	7,020,705	5,401,924

	$45,396,296	$37,348,577

	Year ended December 31,
	2011	2010

Depreciation and amortization expenses
Pharmaceutical distribution	$593,284	$543,707
Retail pharmacy	223,356	73,545
Manufacturing	625,671	571,253

	$1,442,311	$1,188,505

	Year ended December 31,
	2011	2010

Assets
Pharmaceutical distribution	$164,525,782	$108,182,966
Retail pharmacy	21,748,464	16,860,112
Manufacturing	19,389,356	16,386,308

	$205,663,602	$141,429,386

A reconciliation is provided for unallocated amounts relating to corporate operations which are not included in the segment information.

	Year ended December 31,
	2011	2010

Total consolidated net sales	$257,487,138	$200,128,260

Total profit for reportable segments	$45,396,296	$37,348,577
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	1,082,202	582,226
Interest income	42,146	8
Other income	169,580	212
Share-based compensation	(1,640,355)	(1,253,858)
Provision for registration payment	-	(455,896)
Other general expenses	(2,821,001)	(1,443,464)
Finance costs	(2,038)	(3,107)

Income before income taxes	$42,226,830	$34,774,698

	Year ended December 31,
	2011	2010
Assets

Total assets for reportable segments	$205,663,602	$141,429,386
Cash and cash equivalents	6,918,847	109,650

	$212,582,449	$141,539,036

All of the Company’s long-lived assets and net sales classified based on the customers are located in the PRC.